Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7.
Property, plant and equipment

A summary of the Company’s property, plant and equipment is as follows:

		As of December 31,
	Estimated Useful Lives in years	2022	2021
Computer and communication equipment	2-5	$23,502	$26,211
Furniture and other equipment	3-5	12,555	13,199
Leasehold improvements	1-10	4,322	4,427
Accumulated depreciation		(28,432)	(28,930)
Property, plant and equipment, net		$11,947	$14,907

Depreciation expense related to property, plant and equipment for the year ended December 31, 2022, 2021 and 2020 was $6,491, $9,170 and $14,415, respectively.